FAIR VALUE MEASUREMENTS - Book Values and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Book values
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Short-term debt	$ 0	$ 226
Current maturities of long-term debt and finance lease obligations	406	315
Long-term debt and finance lease obligations	5,786	4,809
Fair values
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Short-term debt	0	226
Current maturities of long-term debt and finance lease obligations	409	315
Long-term debt and finance lease obligations	$ 6,471	$ 5,156